Main items related to operating activities (Tables)	12 Months Ended
Dec. 31, 2024
Main items related to operating activities
Schedule of operating expenses

For the year ended December 31,
(M$)	2024	2023	2022
Purchases, net of inventory variation (a) (b)	(127,664)	(143,041)	(169,448)
Exploration costs	(999)	(573)	(1,299)
Other operating expenses (c)	(29,860)	(30,419)	(29,789)
of which non-current operating liabilities (allowances) reversals	870	821	1,086
of which current operating liabilities (allowances) reversals	(60)	(92)	(188)
OPERATING EXPENSES	(158,523)	(174,033)	(200,536)
(a)	Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others royalties.
(b)	TotalEnergies values under / over lifting at market value.
(c)

Principally composed of production and administrative costs (refer in particular to payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations”).

Schedule of amortization, depreciation and impairment of tangible assets and mineral interests

For the year ended December 31,
(M$)	2024	2023	2022
Depreciation and impairment of tangible assets	(10,911)	(11,902)	(11,128)
Amortization and impairment of mineral assets	(1,114)	(860)	(1,093)
TOTAL	(12,025)	(12,762)	(12,221)

Schedule of inventories and changes in the valuation allowance on inventories

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	3,111	(4)	3,107
Refined products	4,714	(48)	4,666
Chemicals products	1,558	(108)	1,450
Trading inventories	7,280	–	7,280
Other inventories	3,400	(1,035)	2,365
TOTAL	20,063	(1,195)	18,868

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	3,334	(152)	3,182
Refined products	5,335	(141)	5,194
Chemicals products	1,668	(97)	1,571
Trading inventories	6,158	–	6,158
Other inventories	4,248	(1,036)	3,212
TOTAL	20,743	(1,426)	19,317

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	4,758	(47)	4,711
Refined products	6,386	(162)	6,224
Chemicals products	1,635	(93)	1,542
Trading inventories	6,672	–	6,672
Other inventories	4,797	(1,010)	3,787
TOTAL	24,248	(1,312)	22,936

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
2024	(1,426)	246	(15)	(1,195)
2023	(1,312)	(92)	(22)	(1,426)
2022	(1,238)	(121)	47	(1,312)

Schedule of accounts receivable and other current assets and changes in the valuation allowances

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	20,183	(902)	19,281
Recoverable taxes	4,295	(6)	4,289
Other operating receivables	17,094	(248)	16,846
Prepaid expenses	2,481	–	2,481
Other current assets	71	–	71
Other current assets	23,941	(254)	23,687

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	24,334	(892)	23,442
Recoverable taxes	4,085	(7)	4,078
Other operating receivables	15,218	(266)	14,952
Prepaid expenses	1,731	–	1,731
Other current assets	60	–	60
Other current assets	21,094	(273)	20,821

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	25,204	(826)	24,378
Recoverable taxes	6,295	(32)	6,263
Other operating receivables	28,582	(293)	28,289
Prepaid expenses	1,455	–	1,455
Other current assets	63	–	63
Other current assets	36,395	(325)	36,070

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
	allowance as of		adjustments and	allowance as of
For the year ended December 31, (M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2024	(892)	(53)	43	(902)
2023	(826)	(82)	16	(892)
2022	(793)	(98)	65	(826)
Other current assets
2024	(273)	1	18	(254)
2023	(325)	(7)	59	(273)
2022	(268)	(83)	26	(325)

Schedule of other creditors and accrued liabilities

As of December 31, (M$)	2024	2023	2022
Accruals and deferred income	1,561	1,129	737
Payable to States (including taxes and duties)	12,561	13,974	14,780
Payroll	1,597	1,687	1,572
Other operating liabilities	20,242	19,937	35,186
TOTAL	35,961	36,727	52,275

Schedule of additional information on cash paid or received in the cash flow from operating activities

For the year ended December 31, (M$)	2024	2023	2022
Interests paid	(2,934)	(2,883)	(2,292)
Interests received	1,302	1,431	655
Income tax paid(a)	(10,561)	(12,688)	(14,486)
Dividends received	1,833	2,821	3,955
(a)	These amounts include taxes paid in kind under production-sharing contracts in exploration and production activities.

Detail of changes in working capital

For the year ended December 31, (M$)	2024	2023	2022
Inventories	(203)	3,159	(3,805)
Accounts receivable	3,884	306	(3,272)
Other current assets	(3,556)	14,860	(3,523)
Accounts payable	(889)	572	5,313
Other creditors and accrued liabilities	3,128	(12,806)	6,478
NET AMOUNT, DECREASE (INCREASE)	2,364	6,091	1,191

Detail of changes in provisions and deferred taxes

As of December 31, (M$)	2024	2023	2022
Accruals	(373)	257	2,177
Deferred taxes	563	556	2,417
TOTAL	190	813	4,594